Summary of Significant Accounting Policies - Recently Issued Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Accounts Receivable, Allowance for Credit Loss	$ 594	$ 1,583
Operating Lease, Right-of-Use Asset	10,604	$ 14,260
Operating Lease, Liability	$ 10,969